Fair Value Measurements (Assets and Liabilities that are Measured at Fair Value on a Recurring Basis) (Detail) - USD ($) $ in Millions		Dec. 31, 2022		Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives Assets		$ 2,176		$ 613
Derivative Liabilities		1,404		868
Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives Assets		882		300
Derivative Liabilities		456		470
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		7,782		8,161
Total liabilities		1,404		868
Fair Value, Measurements, Recurring | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		3,902		3,847
Total liabilities		456		470
Fair Value, Measurements, Recurring | Equity securities: | U.S.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	3,810		5,241
Fair Value, Measurements, Recurring | Equity securities: | U.S. | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	2,028		2,420
Fair Value, Measurements, Recurring | Fixed Income | Corporate debt instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	576		881
Fair Value, Measurements, Recurring | Fixed Income | Corporate debt instruments | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	360		531
Fair Value, Measurements, Recurring | Fixed Income | Government Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	1,220		1,455
Fair Value, Measurements, Recurring | Fixed Income | Government Securities | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	632		599
Fair Value, Measurements, Recurring | Cash equivalents and other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents and other	[1]			(29)
Fair Value, Measurements, Recurring | Cash equivalents and other | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents and other	[1]			(3)
Fair Value, Measurements, Recurring | Foreign Currency Exchange Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives Assets				8
Derivative Liabilities		101
Fair Value, Measurements, Recurring | Foreign Currency Exchange Rate | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives Assets				8
Derivative Liabilities		101
Fair Value, Measurements, Recurring | Commodity
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives Assets		769		282
Derivative Liabilities		926		469
Fair Value, Measurements, Recurring | Commodity | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives Assets		268		146
Derivative Liabilities		348		133
Fair Value, Measurements, Recurring | Interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives Assets		1,407		323
Derivative Liabilities		377		399
Fair Value, Measurements, Recurring | Interest rate | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives Assets		614		146
Derivative Liabilities		7		337
Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		3,971		5,411
Fair Value, Measurements, Recurring | Level 1 | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		2,118		2,510
Fair Value, Measurements, Recurring | Level 1 | Equity securities: | U.S.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	3,810		5,241
Fair Value, Measurements, Recurring | Level 1 | Equity securities: | U.S. | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	2,028		2,420
Fair Value, Measurements, Recurring | Level 1 | Fixed Income | Government Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	161		199
Fair Value, Measurements, Recurring | Level 1 | Fixed Income | Government Securities | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	90		93
Fair Value, Measurements, Recurring | Level 1 | Cash equivalents and other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents and other	[1]			(29)
Fair Value, Measurements, Recurring | Level 1 | Cash equivalents and other | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents and other	[1]			(3)
Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		3,374		2,520
Total liabilities		1,389		860
Fair Value, Measurements, Recurring | Level 2 | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		1,548		1,227
Total liabilities		441		462
Fair Value, Measurements, Recurring | Level 2 | Fixed Income | Corporate debt instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	576		881
Fair Value, Measurements, Recurring | Level 2 | Fixed Income | Corporate debt instruments | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	360		531
Fair Value, Measurements, Recurring | Level 2 | Fixed Income | Government Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	1,059		1,256
Fair Value, Measurements, Recurring | Level 2 | Fixed Income | Government Securities | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	542		506
Fair Value, Measurements, Recurring | Level 2 | Foreign Currency Exchange Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives Assets				8
Derivative Liabilities		101
Fair Value, Measurements, Recurring | Level 2 | Foreign Currency Exchange Rate | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives Assets				8
Derivative Liabilities		101
Fair Value, Measurements, Recurring | Level 2 | Commodity
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives Assets		332		52
Derivative Liabilities		911		461
Fair Value, Measurements, Recurring | Level 2 | Commodity | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives Assets		32		36
Derivative Liabilities		333		125
Fair Value, Measurements, Recurring | Level 2 | Interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives Assets		1,407		323
Derivative Liabilities		377		399
Fair Value, Measurements, Recurring | Level 2 | Interest rate | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives Assets		614		146
Derivative Liabilities		7		337
Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		437	[2]	230
Total liabilities		15	[2]	8
Fair Value, Measurements, Recurring | Level 3 | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		236	[2]	110
Total liabilities		15	[2]	8
Fair Value, Measurements, Recurring | Level 3 | Commodity
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives Assets		437		230
Derivative Liabilities		15		8
Fair Value, Measurements, Recurring | Level 3 | Commodity | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives Assets		236		110
Derivative Liabilities		$ 15		$ 8

[1]	Includes investments held in the nuclear decommissioning trusts and rabbi trusts. Excludes $404 million and $366 million of assets at Dominion Energy, inclusive of $161 million and $185 million at Virginia Power, at December 31, 2022 and 2021, respectively, measured at fair value using NAV (or its equivalent) as a practical expedient which are not required to be categorized in the fair value hierarchy.
[2]	Represents market prices beyond defined terms for Levels 1 and 2.